Financial instruments and risk management - Schedule of reconciliation of level 3 recurring fair value measurements (Details) - Level 3 - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 115,857	$ 3,862
Additions to level 3	0	114,096
Changes in fair value recognized in earnings	53,206	4,681
Changes in foreign exchange rates	(1,508)	3,587
Payments	(39,689)	(10,369)
Balance, end of the period	$ 127,866	$ 115,857